Non-Current Assets - Prepayments	12 Months Ended
Jun. 30, 2025
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Non-Current Assets - Prepayments	Note 22. Non-Current Assets - Prepayments

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Prepayments	—	467
Total non-current prepayments	—	467